Regulatory Assets and Liabilities - Other Electric Utilities (Narrative) (Details) $ in Millions, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2014
Public Utilities, General Disclosures [Line Items]
Income tax expense (recovery)			$ 6	$ (341)
Other Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Income tax expense (recovery)			$ (1)	$ 8
Barbados Light and Power Company Limited | Other Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			10.00%	10.00%
Income tax expense (recovery)					$ (10.0)
Deferred Tax Liabilities, Regulatory Assets and Liabilities					$ 7.0
Cost sharing ratio			50.00%
Barbados Light and Power Company Limited | Other Electric Utilities | Operating | Dispatch License
Public Utilities, General Disclosures [Line Items]
Recovery Period			5 years
Barbados Light and Power Company Limited | Range, Minimum | Operating | Transmission, Distribution & Supply License and a Generation License
Public Utilities, General Disclosures [Line Items]
Recovery Period			25 years
Barbados Light and Power Company Limited | Range, Maximum | Operating | Transmission, Distribution & Supply License and a Generation License
Public Utilities, General Disclosures [Line Items]
Recovery Period			30 years
Barbados Light and Power Company Limited | Fair Trading Commission | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			12.50%
Allowed equity capital structure			65.00%
Barbados Light and Power Company Limited | Fair Trading Commission | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount		$ 23.0
GBPC | GBPA | Other Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			8.37%	8.34%
GBPC | GBPA | Other Electric Utilities | Operating | Subsequent Event [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 3.5
GBPC | GBPA | Other Electric Utilities | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity	12.84%
Domlec | Independent Regulatory Commission, Dominica | Other Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			15.00%	15.00%
Domlec | Independent Regulatory Commission, Dominica | Other Electric Utilities | Operating | Transmission, Distribution & Supply License and a Generation License
Public Utilities, General Disclosures [Line Items]
Finite-Lived Intangible Asset, Useful Life						25 years